LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED MAY 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

DATED FEBRUARY 29, 2012 OF

LEGG MASON CLEARBRIDGE LARGE CAP VALUE FUND

The following is added to the end of the section labeled “Performance” in the fund’s Summary Prospectus and Prospectus:

Effective on or about June 1, 2012, the fund’s primary benchmark will be the Russell 1000 Value Index.